Share-based Payment - Summary of Options Granted Priced Using Binomial Option Pricing Model (Detail) - Performance Share Units	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate	5.06%
Expected volatility rate	61.38%
Expected dividend yield	4.12%
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		3.37%	1.70%
Expected volatility rate		60.05%	59.70%
Expected dividend yield		3.01%	3.00%
Minimum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		1.36%	0.94%
Expected volatility rate		55.40%	55.40%
Expected dividend yield		0.00%	0.00%